Segment reporting (Tables)	6 Months Ended
Mar. 31, 2022
Segment reporting
Summary of revenue from major product categories

	For the six months ended March 31,
	2022	2021
Activated carbon	$13,515,814	$7,601,931
Biomass electricity	68,242	56,353
Technical service	66,647	64,783
Total	$13,650,703	$7,723,067